EQUITY	12 Months Ended
Oct. 31, 2023
EQUITY
EQUITY

NOTE 12 – EQUITY

Ordinary Shares

The Company’s outstanding share capital consists of Class A ordinary shares and Class B ordinary shares. Holders of Class A ordinary shares and Class B ordinary shares shall at all times vote together as one class on all resolutions submitted to a vote by the shareholders. Each Class B ordinary share shall entitle the holder thereof to eighteen (18) votes on all matters subject to vote at general meetings of the Company, and each Class A ordinary share shall entitle the holder thereof to one (1) vote on all matters subject to vote at general meetings of the Company. Each Class B ordinary share is convertible into one (1) Class A ordinary share at any time at the option of the holder thereof. The right to convert shall be exercisable by the holder of the Class B ordinary share delivering a written notice to the Company that such holder elects to convert a specified number of Class B ordinary shares into Class A ordinary shares. In no event shall Class A ordinary shares be convertible into Class B ordinary shares.

Ordinary Shares Issued for Services

During the year ended October 31, 2023, the Company issued a total of 168,000 shares of its Class A ordinary shares pursuant to its 2021 and 2023 performance incentive plans for services rendered. These shares were valued at $1,450,000, the fair market values on the grant dates using the reported closing share prices on the dates of grant, and the Company recorded share - based compensation expense of $1,450,000 for the year ended October 31, 2023.

NOTE 12 – EQUITY (continued)

Ordinary Shares Issued for Services (continued)

During the year ended October 31, 2022, the Company issued a total of 101,440 shares of its Class A ordinary shares pursuant to its 2021 performance incentive plan for services rendered. These shares were valued at $2,888,787, the fair market values on the grant dates using the reported closing share prices on the dates of grant, and the Company recorded share-based compensation expense of $2,888,787 for the year ended October 31, 2022.

2021 Performance Incentive Plan

The Company filed a registration statement on Form S-8 on December 3, 2021 and reserved 200,000 Class A ordinary shares for issuance thereunder. As of October 31, 2023, the Company had issued a total of 199,440 shares of Class A ordinary stock.

2023 Performance Incentive Plan

The Company filed a registration statement on Form S-8 on July 25, 2023 and reserved 1,000,000 Class A ordinary shares for issuance thereunder. As of October 31, 2023, the Company had issued a total of 70,000 shares of Class A ordinary stock.

Class A Ordinary Shares Sold for Cash from the Initial Public Offering and Underwriter’s Warrants

On January 29, 2021, the Company closed its initial public offering (“IPO”) of 120,000 Class A ordinary shares, par value $0.025 per ordinary share, at a public offering price of $100.0 per share. On February 2, 2021, the representative of the underwriters in the IPO, exercised its option to purchase an additional 3,000 Class A ordinary shares at a price of $100.0 per share. The closing for the sale of the over-allotment shares took place on February 4, 2021.

The net proceeds of the Company's IPO, including the proceeds from the sale of the over-allotment shares, totaled $9,886,299, net of cash fees of $2,413,701.

In connection with the IPO, on January 29, 2021, the Company issued 10,800 stock warrants at a fixed exercise price of $125.0 per share to its underwriter for the transaction. These warrants were not exercisable prior to July 29, 2021 and expired on January 29, 2024. The fair value of warrants granted to the underwriters were estimated at the date of the grant using the Black-Scholes warrant-pricing model. The underwriter’s warrants were classified as equity.  The fair value of these warrants was $2,254,920, which was debited to the account of additional paid-in capital - underwriter cost account and was fully offset by the corresponding credit to the additional paid-in capital - underwriter cost account, resulting in no change in net equity of the balance sheet.

Units Sold for Cash from the June 2021 Public Offering

In June 2021, the Company entered into Securities Purchase Agreement with several third-party institutional investors for the purchase of 131,000 units in a registered direct offering, for gross proceeds of $24,562,500 before placement agent fees and other offering expenses payable by the Company. Each unit was sold at a public offering price of $187.5 and consisted of one Class A ordinary share and a warrant to purchase one Class A ordinary share. The Company received net cash proceeds of $22,200,344, net of cash paid for placement agent fees and other offering expenses of $2,362,156.

The warrants were exercisable immediately as of the date of issuance (the “Initial Exercise Date”), at an exercise price of $200.0 per share, subject to adjustment as provided in the warrants, and expire on the fifth (5th) anniversary of the Initial Exercise Date. The warrants include anti-dilution rights, which provide that if at any time the warrants are outstanding, the Company issues or is deemed to have issued any ordinary stock or ordinary stock equivalents for consideration less than the then current exercise price of the warrants, the exercise price of such warrants is automatically reduced to the lowest price per share of consideration provided or deemed to have been provided for such securities (subject to adjustment for reverse and forward stock splits, recapitalizations and similar transactions).

The fair value of the warrants was $14,819,266 and was based on the Black-Scholes pricing model. $9,479,610 of the total gross proceeds was allocated to the warrants based on the relative fair value allocation method, which has been reflected in shareholders’ equity. The warrants were classified in shareholders’ equity as the number of shares were fixed and determinable, and no other provisions precluded equity treatment. $15,082,890 of the total gross proceeds was allocated as the value of ordinary shares.

NOTE 12 – EQUITY (continued)

Units Sold for Cash from the June 2021 Public Offering (Continued)

The direct costs related to the issuance of the ordinary shares and warrants were $2,362,156. These direct costs were recorded as an offset against gross proceeds, with $911,647 being recorded in additional paid-in capital and $1,450,509 being recorded in ordinary shares on a relative fair value basis.

Warrants

Stock warrants activities during the years ended October 31, 2023, 2022 and 2021 were as follows:

	Number of Warrants	Weighted Average Exercise Price
Outstanding at October 31, 2020	—	—
Granted	141,800	194.29
Exercised	—	—
Outstanding at October 31, 2021	141,800	$194.29
Granted	—	—
Exercised	—	—
Outstanding at October 31, 2022	141,800	194.29
Granted	—	—
Exercised	—	—
Outstanding at October 31, 2023	141,800	$194.29
Warrants exercisable at October 31, 2023	141,800	$194.29

Both of the stock warrants outstanding and stock warrants exercisable at October 31, 2023 had no intrinsic value.

The following table summarizes the shares of the Company’s ordinary stock issuable upon exercise of warrants outstanding at October 31, 2023:

Warrants Outstanding			Warrants Exercisable
Range of	Number Outstanding	Weighted Average Remaining	Number Exercisable at	Weighted Average
Exercise Price	at October 31, 2023	Contractual Life (Years)	October 31, 2023	Exercise Price
$125.00	10,800	0.25	10,800	$125.00
200.00	131,000	2.61	131,000	200.00
$125.00 – 200.00	141,800	2.43	141,800	$194.29

Statutory Reserve and Restricted Net Assets

The Company’s PRC subsidiary, VIE and VIE’s subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company. The payment of dividends by entities organized in China is subject to limitations, procedures and formalities. Regulations in the PRC currently permit payment of dividends only out of accumulated profits as determined in accordance with accounting standards and regulations in China.

The Company is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Company’s board of directors. The statutory reserve may be applied against prior year losses, if any, and may be used for general business expansion and production or increase in registered capital, but are not distributable as cash dividends.

NOTE 12 – EQUITY (continued)

Statutory Reserve and Restricted Net Assets (continued)

Relevant PRC laws and regulations restrict the Company’s PRC subsidiary, VIE and VIE’s subsidiaries from transferring a portion of their net assets, equivalent to their statutory reserves and their share capital, to the Company’s shareholders in the form of loans, advances or cash dividends. Only PRC entities’ accumulated profits may be distributed as dividends to the Company’s shareholders without the consent of a third party.

For the years ended October 31, 2023, 2022 and 2021, statutory reserve activities were as follows:

	TRX ZJ	NDB Technology	TYDW Technology	Total
Balance – October 31, 2020	$126,204	$2,680	$41,182	$170,066
Addition to statutory reserve	—	—	29,587	29,587
Balance – October 31, 2021	126,204	2,680	70,769	199,653
Addition to statutory reserve	—	500	26,100	26,600
Balance – October 31, 2022	126,204	3,180	96,869	226,253
Addition to statutory reserve	—	—	48,897	48,897
Balance – October 31, 2023	$126,204	$3,180	$145,766	$275,150

As of October 31, 2023 and 2022, the restricted amounts as determined pursuant to PRC statutory laws totaled $275,150 and $226,253, respectively, and total restricted net assets amounted to $6,732,073 and $6,683,176, respectively.

Cash Transfers Between the Company, Its Subsidiaries and VIE

During the year ended October 31, 2023, VIE transferred cash of $15,000 to TRX, and TRX HK transferred cash of approximately $600 to TRX BJ, and TRX BJ transferred cash of approximately $700 to VIE.

During the year ended October 31, 2022, there was no cash or other assets transfer between TRX, its subsidiaries, and the VIE.

During the year ended October 31, 2021, TRX transferred cash of approximately $12,340,000, $12,492,000 and $7,635,000 to its subsidiary in Hong Kong, the VIE and the VIE’s subsidiary, respectively.